NOTES PAYABLE AND OTHER DEBT (Senior Debt - Other Mortgage Indebtedness and Other Debt) (Details)												1 Months Ended							12 Months Ended
	Dec. 14, 2016 USD ($)	Oct. 06, 2016 USD ($)	Feb. 09, 2016 USD ($)	Jul. 01, 2015 USD ($) bed	Apr. 30, 2015 USD ($)	Apr. 03, 2015 promissory_note	Feb. 27, 2015 USD ($)	Feb. 25, 2015 USD ($) subsidiary promissory_note	Jan. 30, 2015 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2012 USD ($) facility	May 31, 2015 USD ($)	Mar. 28, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2012 USD ($) facility	Jan. 31, 2012 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) subsidiary	Dec. 31, 2014	Mar. 31, 2017 USD ($)	Feb. 25, 2016 USD ($)	Feb. 08, 2016 USD ($)	Sep. 30, 2015 USD ($)	Aug. 12, 2015 USD ($)	Jun. 30, 2015 USD ($)	May 01, 2015	Mar. 31, 2015 USD ($)	Feb. 01, 2015 USD ($)	Feb. 01, 2014 USD ($)	Sep. 27, 2013 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity																													$ 8,800,000
Debt instrument, outstanding amount																			$ 82,357,000	$ 125,676,000		$ 74,120,000
Repayment of debt		$ 2,400,000			$ 6,500,000
Fixed interest rate (as a percent)																											18.00%
Outstanding amount																			0
Principal amount of the debt instrument																											$ 6,400,000
Long-term Debt																			79,970,000	$ 122,759,000		71,833,000
Unamortized discount current																			(174,000)
Unamortized premium current																			$ 268,000
Quail Creek Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																																$ 5,000,000
Additional maturity extension period																			1 year
Effective interest rate (as a percent)																			5.75%
KeyBank Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 16,500,000
Spread on floating interest rate (as a percent)																				4.25%
Number of subsidiaries | subsidiary																				2
Additional maturity extension period																					6 years
Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			$ 5,639,000			$ 5,586,000
Other debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			1,063,000	$ 2,638,000
Commercial Insurance Premium Finance Security Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)					3.29%
Debt Instrument, Increase (Decrease), Net												$ 1,000,000
Principal amount of the debt instrument					$ 400,000
First Insurance Funding
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			10,000
Secured Debt
Debt Instrument [Line Items]
Restricted assets related to the loan																									$ 2,000,000
Long-term Debt																										$ 3,000,000	$ 5,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount																							$ 900,000	$ 1,000,000
Fixed interest rate (as a percent)																							7.00%	2.00%
Contemporary Healthcare Capital Loan Agreement [Member] | Tulsa Companion Care PSA
Debt Instrument [Line Items]
Proceeds from issuance of debt																				$ 5,000,000
Final payment required																			$ 5,000,000
Fixed interest rate (as a percent)																			8.50%
Woodland Manor | Mortgage Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt																		$ 4,800,000
Little Rock, Northridge and Woodland Hills | Loan agreement with Private Bank
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			$ 11,800,000
Effective interest rate (as a percent)																			5.50%
Restricted assets related to the loan																			$ 2,000,000
Outstanding amount											12,000,000
Stone County Nursing | Metro City Bank Loan 2
Debt Instrument [Line Items]
Restricted assets related to the loan														$ 100,000
Prepayment penalties, annual decline (as a percent)																			1.00%
Prepayment penalties, annual decline capped (as a percent)																			10.00%
Principal amount of the debt instrument																			$ 1,800,000
Stone County Nursing | Metro City Bank Loan [Member]
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			1,700,000
Glenvue Acquisition | Loan agreement with Private Bank
Debt Instrument [Line Items]
Proceeds from issuance of debt																$ 6,600,000
Abington Acquisition | Metro City Bank Loan [Member]
Debt Instrument [Line Items]
Repayment of debt													$ 3,400,000
Northwest | First Commercial Bank promissory note
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			1,300,000
Proceeds from issuance of debt										$ 1,500,000
ADK Hembree Road Property LLC | Fidelity Bank promissory note
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			1,000,000
Proceeds from issuance of debt															$ 1,100,000
Arkansas
Debt Instrument [Line Items]
Monthly principal and interest payments											$ 200,000
Number of skilled nursing facilities securing loan | facility											3
Capacity of skilled nursing facility (in numbers of bed) | bed				83
Proceeds from sales of business			$ 300,000	$ 3,400,000
Arkansas | Little Rock, Northridge and Woodland Hills | Loan agreement with Private Bank
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)											4.00%
Debt instrument, outstanding amount																			$ 11,400,000
Effective interest rate (as a percent)																			6.00%
Restricted assets related to the loan																			$ 2,100,000
Proceeds from issuance of debt																	$ 21,800,000
Final payment required											$ 13,700,000
Variable interest rate floor (as a percent)											6.00%
Number of skilled nursing facilities acquired | facility																	3
Glencoe, Alabama
Debt Instrument [Line Items]
Debt instrument, outstanding amount																			5,000,000
Restricted assets related to the loan																			$ 100,000
Metro City Bank
Debt Instrument [Line Items]
Repayment of debt									$ 9,000,000
Metro City Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity																														$ 9,000,000	$ 6,900,000
Metro City Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit | Prime Rate [Member]
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)														1.50%
Private Bank | Little Rock Northridge and Woodland Hills and Abington Place Health and Rehab Center | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 12,000,000
Spread on floating interest rate (as a percent)								4.25%
Number of wholly owned subsidiaries that entered into the loan agreement | subsidiary								3
Private Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 9,300,000
Fixed interest rate (as a percent)																			4.70%
Outstanding amount																			$ 9,100,000
Private Bank | Bentonville, Heritage Park, and River Valley [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Management Fees, Percentage of Operator Gross Income																												5.00%
KeyBank [Member] | Promissory note
Debt Instrument [Line Items]
Number of Promissory Notes | promissory_note								4
Proceeds from issuance of debt							$ 700,000
Amended KeyBank Promissory Notes [Member] | Promissory note
Debt Instrument [Line Items]
Number of Promissory Notes | promissory_note						5
Extinguishment of Debt, Amount	$ 200,000
Interest Rate Floor [Member] | Quail Creek Credit Facility | One Month LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)																			5.75%
Maximum | Metro City Bank | Sumter Valley and Georgetown | Secured Debt | Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Effective interest rate (as a percent)														5.50%